Prepayments and other current assets (Tables)	12 Months Ended
Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Prepayment and Other Current Assets
Prepayments and other current assets consist of the following:

			As of December 31,
			2019	2020
			RMB	RMB	US$
Prepaid media cost			45,452	—	—
Prepaid service fee			9,892	12,028	1,843
VAT and other surcharges			16,266	10,467	1,604
Investment in a convertible loan			8,000	—	—
Office rental deposit			2,321	636	97
Receivables from sales of shares on behalf of employees			—	11,060	1,695
Refund from prepaid media cost			—	6,838	1,048
Others	(i	)	4,156	7,984	1,224

Total prepayments and other current assets			86,087	49,013	7,511